CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Current assets
Cash	$ 1,403,172
Accounts receivable, net	1,306,807
Accounts receivable - capital build	94,070
Receivables from related parties	106,886
Prepaid expenses and other current assets	2,114,969
Total Current Assets	5,025,904
Long-term assets
Property and equipment, net	61,035,883
Intangible assets, net	2,697,164
Other assets	812,404
Total Assets	69,571,355
Current liabilities
Accounts payable	1,760,920
Accrued expenses	6,915,170
Deferred revenue ST	1,495,612
Customer deposits	4,056,841
Payables to related parties	1,031
Other current liabilities	29,519
Total Current Liabilities	14,259,093
Long-term liabilities
Deferred revenue LT	3,517,383
Capital-build, NEDO buyout liability	627,647
Capital-build liability, excluding NEDO buyout liability	27,515,394
Asset retirement obligations	9,107,870
Other liabilities	150,903
Total Liabilities	55,178,290
Beginning balance	14,393,065
Total Liabilities and Stockholders' Equity	$ 69,571,355